Other assets-Office buildings, land, equipment and facilities and Other / Other liabilities - Schedule of finite-lived intangible assets by type (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	¥ 69,492	¥ 66,199
Accumulated amortization	(63,237)	(58,914)
Net carrying amount	6,255	7,285
Client relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	67,492	64,357
Accumulated amortization	(61,715)	(57,680)
Net carrying amount	5,777	6,677
Other [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	2,000	1,842
Accumulated amortization	(1,522)	(1,234)
Net carrying amount	¥ 478	¥ 608